Derivative Instruments - Terms of Interest Rate Swaps Underlying Swaption (Detail) - Interest rate swaption agreements [Member] - LIBOR [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Call Option [Member] | April 28, 2017 [Member]
Derivative [Line Items]
Principal amount	$ 155,000,000
Option Exercise Date	Apr. 28, 2017
Fair Value / Carrying Amount of Assets (Liability)	$ 686,000
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	3.34%
Call Option [Member] | January 31, 2018 [Member]
Derivative [Line Items]
Principal amount	$ 160,000,000
Option Exercise Date	Jan. 31, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ 1,956,000
Remaining Term (Years)	8 years
Fixed Interest Rate	3.10%
Call Option [Member] | July 16, 2018 [Member]
Derivative [Line Items]
Principal amount	$ 160,000,000
Option Exercise Date	Jul. 16, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ 2,981,000
Remaining Term (Years)	8 years
Fixed Interest Rate	2.94%
Put Option [Member] | April 28, 2017 [Member]
Derivative [Line Items]
Principal amount	$ 155,000,000
Option Exercise Date	Apr. 28, 2017
Fair Value / Carrying Amount of Assets (Liability)	$ (2,626,000)
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	2.15%
Put Option [Member] | January 31, 2018 [Member]
Derivative [Line Items]
Principal amount	$ 160,000,000
Option Exercise Date	Jan. 31, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ (2,041,000)
Remaining Term (Years)	8 years
Fixed Interest Rate	1.97%
Put Option [Member] | July 16, 2018 [Member]
Derivative [Line Items]
Principal amount	$ 160,000,000
Option Exercise Date	Jul. 16, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ (1,739,000)
Remaining Term (Years)	8 years
Fixed Interest Rate	1.83%